Regulatory Matters (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Bank capital to regulatory capital
GAAP equity	$ 90,643,904	$ 92,981,001
Accumulated other comprehensive loss (income)	(5,142,627)	910,594	(2,122,238)	(6,198,239)
General regulatory allowance for loan losses	3,109,775	2,775,857	2,899,525	4,276,449
Additional disclosures
Minimum percentage of assets to be maintained in housing-related finance and other related areas as per Qualified Thrift Lender test	65.00%
Bank
Reconciliation of Bank capital to regulatory capital
GAAP equity	85,746,512	87,726,780
Accumulated other comprehensive loss (income)	5,142,627	(910,594)
Goodwill, net of applicable deferred taxes	(24,476,581)	(24,734,104)
Intangible assets, net of applicable deferred taxes	(1,030,368)	(1,218,570)
Disallowed portion of mortgage servicing rights	(41,086)	(48,690)
Disallowed portion of deferred taxes	(182,174)	0
Tier 1 Capital	65,158,930	60,814,822
General regulatory allowance for loan losses	3,109,775	2,775,857
Total Capital	$ 68,268,705	$ 63,590,679